Fees Summary	Jul. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 274,921,875.00
Previously Paid Amount	13,810.00
Total Fee Amount	37,966.71
Total Offset Amount	0.00
Net Fee	$ 24,156.71
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A